Revenues	9 Months Ended
Sep. 30, 2020
Revenues
Revenues

8.  Revenues

The components of revenues were as follows:

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Online marketing services and others	17,126,942	29,424,626	4,333,779
Transaction services	2,222,218	3,519,530	518,371
	19,349,160	32,944,156	4,852,150

The Group’s contract liabilities comprised of customer advances and deferred revenues and portions of payable to merchants:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Customer advances and deferred revenues	605,970	1,042,093	153,484
Payable to merchants	116,557	152,158	22,410

Customer advances and deferred revenues and payable to merchants relate to considerations received in advance for online marketing services and transaction services, for which control of the services occur at a later point in time. During the nine months ended September 30, 2020, revenues of RMB645,022 were recognized from the carrying value of contract liabilities as of December 31, 2019. During the nine months ended September 30, 2019, revenues of RMB217,715 were recognized from the carrying value of contract liabilities as of December 31, 2018.